Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

NOTE 17: LEASES

Effective January 1, 2018 the Company elected to early adopt the requirements of ASC 842. Under the new lease standard, lessees are required to recognize an operating lease asset and a lease liability for substantially all operating leases. The new lease standard continues to classify leases as either finance or operating, with classification affecting the pattern of expense recognition. The accounting applied by a lessor under the new guidance is substantially equivalent to the previous lease accounting guidance.

The following are the type of contracts that fall under ASC 842:

Time charter-out, bareboat charter-out contracts and pooling arrangements

The Company's contract revenues from time chartering-out, bareboat chartering-out and pooling arrangements are governed by ASC 842. Upon adoption of ASC 842, the timing and recognition of earnings from the time charter contracts and pool arrangements to which the Company is party did not change from previous practice. For further analysis, refer to Note 2 - Summary of significant Accounting Policies.

Bareboat charter-in contract

The Company has performed an assessment considering the lease classification criteria under ASC 842 for the vessel Baghdad and concluded that the arrangement is an operating lease. Consequently, the Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and a corresponding operating lease asset at an amount equal to the operating lease liability. The agreement includes optional periods, which are not recognized as part of the operating lease assets and the operating lease liability under operating leases.

Based on management estimates and market conditions, the lease term of this lease is being assessed at each balance sheet date. At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in contracts that can be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment. As of October 28, 2020, Navios Acquisitions' incremental borrowing rate was approximately 6%.

As of December 31, 2020, the unamortized balance of the lease liability amounted $65,511, and is presented under the captions "Operating Lease Liabilities, current and non-current portion" in the consolidated balance sheets. Operating lease asset amounted $65,544 as at December 31, 2020, and is presented under the caption "Operating lease assets" in the consolidated balance sheets.

The Company recognizes in relation to the operating lease for the charter-in agreement the charter-in hire expense in the consolidated statements of operations on a straight-line basis over the lease term. As of December 31, 2020, the charter hire expense amounted to $1,454 and is included in the consolidated statements of operations under the caption "Time charter and voyage expenses".

As of December 31, 2020, the Company proceeded with impairment assessment of the unamortized balance of the operating lease asset in relation to vessel Baghdad. As the undiscounted projected net operating cash flows exceed the carrying value of the operating lease asset, no impairment loss was recognized as of December 31, 2020.

The table below provides the total amount of lease payments on an undiscounted basis on Company’s chartered-in contracts as of December 31, 2020:

Year	Charter-in vessel in operation
December 31, 2021	$7,994
December 31, 2022	7,994
December 31, 2023	7,994
December 31, 2024	8,015
December 31, 2025	7,994
December 31, 2026 and thereafter	52,381
Total	$92,372
Operating lease liabilities, including current portion	$65,511
Discount based on incremental borrowing rate	$26,861

Bareboat charter-out contract

Subsequently to the charter-in agreement, the Company entered into a charter-out agreement for a firm charter period of 10-years for the operating vessel. The agreement includes an optional period of 5 years. The Company performed also an assessment of the lease classification under the ASC 842 and concluded that the arrangement is an operating lease.

The Company recognizes in relation to the operating lease for the charter-out agreement the charter-out hire income in the consolidated statements of operations on a straight-line basis. As of December 31, 2020, the charter hire income (net of commissions, if any) amounted to $1,871 and is included in the consolidated statements of operations under the caption "Revenue".

Time charter-out / Bareboat charter-out:

The future minimum contractual lease income (time charter-out / bareboat charter-out rates are presented net of commissions) is as follows:

Year	Amount
December 31, 2021	$195,725
December 31, 2022	78,571
December 31, 2023	60,173
December 31, 2024	55,381
December 31, 2025	45,888
December 31, 2026 and thereafter	108,756
Total minimum lease revenue, net of commissions	$544,494

  Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.